Note 8 - Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
June 30 , 201 7
Stock options outstanding	6,839,600
Shares available for grant under equity incentive plan	11,104,000
Estimated common shares issuable upon conversion of notes payable and accrued interest	3,102,872
Common shares issuable under common stock purchase warrants	3,515,000
Total	24,561,472

December 31, 201 6
Stock options outstanding	7,019,600
Shares available for grant under equity incentive plan	11,144,000
Estimated common shares issuable upon conversion of notes payable	2,466,667
Common shares issuable under common stock purchase warrants	3,615,000
Total	24,245,267